Basis of Preparation and Significant Accounting Policies - Recently Adopted Accounting Standards (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 101.0	$ 104.1	$ 111.5
Lease liabilities			122.4
Current accrued expenses and other current liabilities	$ (553.1)	$ (370.9)
Finance lease obligation				$ 107.4
Discounted using our incremental borrowing rate at January 1, 2019			(13.2)
Recognition exemption for short-term and low-value leases			(1.9)
Extension options reasonably certain to be exercised			19.7
Lease obligations recognized at January 1, 2019 under IFRS 16			112.0
Lease obligations previously classified as finance leases under IAS 17			10.4
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets			111.5
Lease liabilities			112.0
Current accrued expenses and other current liabilities			$ 0.5
Weighted average incremental borrowing rate used to determine lease obligation (percentage)			4.70%